SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended			12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Statement of Operations Summary Information:
Net loss for the period	$ 1,842,030	$ 570,253	$ 2,494,114	$ 566,233	$ 2,675,037	$ (417,407)	$ (417,407)	$ 2,675,037	$ (417,407)
Weighted-average common shares outstanding - basic and diluted	305,451,498	302,721,999	305,451,498	301,888,665			300,222,000	304,166,073	300,222,000
Net loss per share, basic and diluted	$ 0.01	$ 0.00	$ 0.01	$ 0.00			$ (0.00)	$ 0.01	$ (0.00)